UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08876
Investment Company Act File Number
Senior Debt Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certifications

Item 1. Schedule of Investments

Senior Debt Portfolio	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Senior Floating-Rate Interests — 128.6%(1)

Principal
Amount*		Borrower/Tranche Description	Value

Aerospace and Defense — 2.1%
		Atlantic Inertial Systems, Inc.
GBP	809,529	Term Loan, 4.63%, Maturing July 20, 2014	$985,463
		AWAS Capital, Inc.
	4,399,534	Term Loan, 3.25%, Maturing March 22, 2013	2,691,050
		Colt Defense, LLC
	1,468,402	Term Loan, 3.99%, Maturing July 9, 2014	1,284,852
		DAE Aviation Holdings, Inc.
	574,468	Term Loan, 4.42%, Maturing July 31, 2014	272,872
	566,308	Term Loan, 4.92%, Maturing July 31, 2014	268,996
		Evergreen International Aviation
	2,717,401	Term Loan, 9.00%, Maturing October 31, 2011	1,589,679
		Hawker Beechcraft Acquisition
	3,565,271	Term Loan, 3.46%, Maturing March 26, 2014	1,976,743
	186,335	Term Loan, 3.46%, Maturing March 26, 2014	103,312
		Hexcel Corp.
	1,531,348	Term Loan, 4.48%, Maturing March 1, 2012	1,347,586
		IAP Worldwide Services, Inc.
	581,179	Term Loan, 8.25%, Maturing December 30, 2012(2)	314,805
		Spirit AeroSystems, Inc.
	2,675,068	Term Loan, 2.91%, Maturing December 31, 2011	2,387,498
		TransDigm, Inc.
	3,000,000	Term Loan, 3.50%, Maturing June 23, 2013	2,625,000
		Vought Aircraft Industries, Inc.
	2,000,000	Revolving Loan, 2.48%, Maturing December 22, 2009(3)	1,410,000
	2,525,987	Term Loan, 2.91%, Maturing December 17, 2011	1,940,799
	666,667	Term Loan, 2.94%, Maturing December 17, 2011	443,333
		Wesco Aircraft Hardware Corp.
	1,000,000	Term Loan - Second Lien, 6.16%, Maturing September 29, 2014	705,000

			$20,346,988

Principal
Amount*		Borrower/Tranche Description	Value

Air Transport — 0.7%
		Delta Air Lines, Inc.
	4,932,443	Term Loan - Second Lien, 3.69%, Maturing April 30, 2014	$2,506,737
		Northwest Airlines, Inc.
	4,746,000	DIP Loan, 2.39%, Maturing August 21, 2009	4,010,370

			$6,517,107

Automotive — 4.4%
		Accuride Corp.
	5,855,002	Term Loan, 3.94%, Maturing January 31, 2012	$4,182,146
		Adesa, Inc.
	7,222,157	Term Loan, 3.22%, Maturing October 18, 2013	4,882,178
		Allison Transmission, Inc.
	871,915	Term Loan, 3.17%, Maturing September 30, 2014	570,171
		Chrysler Financial
	2,487,406	Term Loan, 6.00%, Maturing August 1, 2014	1,517,317
		CSA Acquisition Corp.
	920,259	Term Loan, 4.00%, Maturing December 23, 2011	380,373
	1,193,791	Term Loan, 4.00%, Maturing December 23, 2011	493,433
		Dayco Products, LLC
	4,521,708	Term Loan, 6.55%, Maturing June 21, 2011	1,526,076
		Federal-Mogul Corp.
	3,566,160	Term Loan, 2.36%, Maturing December 27, 2014	1,711,757
	2,760,907	Term Loan, 2.30%, Maturing December 27, 2015	1,325,236
		Financiere Truck (Investissement)
EUR	475,962	Term Loan, 6.97%, Maturing February 15, 2012	340,260
		Ford Motor Co.
	4,924,500	Term Loan, 5.00%, Maturing December 15, 2013	1,794,365
		Fraikin, Ltd.
GBP	690,864	Term Loan, 4.33%, Maturing February 15, 2012(3)	575,690
GBP	596,292	Term Loan, 4.33%, Maturing February 15, 2012	496,885
		General Motors Corp.
	8,232,310	Term Loan, 2.78%, Maturing November 29, 2013	3,666,811
		Goodyear Tire & Rubber Co.
		Term Loan - Second Lien, 2.14%, Maturing
	11,799,293	April 30, 2010	8,731,477
		HLI Operating Co., Inc.
EUR	109,091	Term Loan, 5.25%, Maturing May 30, 2014	60,062
EUR	1,862,545	Term Loan, 7.22%, Maturing May 30, 2014	1,263,946
		Keystone Automotive Operations, Inc.
	4,483,650	Term Loan, 4.71%, Maturing January 12, 2012	1,849,506

Principal
Amount*		Borrower/Tranche Description	Value

		Kwik Fit Group Ltd.
GBP	2,500,000	Term Loan, 3.85%, Maturing August 31, 2013	$1,452,218
		Locafroid Services S.A.S.
EUR	714,174	Term Loan, 2.50%, Maturing February 15, 2012(3)	510,556
		Tenneco Automotive, Inc.
	3,125,000	Term Loan, 3.43%, Maturing March 17, 2014	1,640,625
		TriMas Corp.
	375,000	Term Loan, 4.45%, Maturing August 2, 2011	228,750
	1,588,438	Term Loan, 3.04%, Maturing August 2, 2013	968,947
		United Components, Inc.
	2,779,297	Term Loan, 4.39%, Maturing June 30, 2010	2,021,939

			$42,190,724

Beverage and Tobacco — 0.5%
		Beverage Packaging Holdings
EUR	401,997	Term Loan, 4.70%, Maturing May 11, 2015	$350,651
EUR	401,998	Term Loan, 4.95%, Maturing May 11, 2016	350,651
		Culligan International Co.
EUR	3,000,000	Term Loan - Second Lien, 8.03%, Maturing May 31, 2013	1,032,322
		Liberator Midco, Ltd.
EUR	875,000	Term Loan, 4.02%, Maturing October 27, 2013	866,871
EUR	855,249	Term Loan, 4.40%, Maturing October 27, 2014	847,303
		Van Houtte, Inc.
	1,733,600	Term Loan, 3.96%, Maturing July 11, 2014	1,109,504
	236,400	Term Loan, 3.96%, Maturing July 11, 2014	151,296

			$4,708,598

Brokers, Dealers and Investment Houses — 0.5%
		AmeriTrade Holding Corp.
	5,577,782	Term Loan, 1.83%, Maturing December 31, 2012	$5,233,817

			$5,233,817

Building and Development — 5.8%
		401 North Wabash Venture, LLC
	3,590,037	Term Loan, 8.99%, Maturing May 7, 2009(3)	$2,692,528
		AIMCO Properties, L.P.
	7,875,000	Term Loan, 1.89%, Maturing March 23, 2011	5,906,250
		Banning Lewis Ranch Co., LLC
	5,250,000	Term Loan, 3.79%, Maturing December 3, 2012(3)	4,331,250
		Beacon Sales Acquisition, Inc.
	1,955,000	Term Loan, 3.31%, Maturing September 30, 2013	1,300,075
		Brickman Group Holdings, Inc.
	2,450,889	Term Loan, 2.41%, Maturing January 23, 2014	1,681,922

Principal
Amount*		Borrower/Tranche Description	Value

		Capital Automotive (REIT)
	3,000,130	Term Loan, 2.20%, Maturing December 16, 2010	$1,234,341
		Epco/Fantome, LLC
	4,488,000	Term Loan, 3.03%, Maturing November 23, 2010	4,218,720
		Financiere Daunou S.A.
	1,411,871	Term Loan, 3.94%, Maturing May 31, 2015	540,041
	1,430,448	Term Loan, 4.19%, Maturing February 28, 2016	547,147
		Forestar USA Real Estate Group, Inc.
	4,224,066	Revolving Loan, 4.36%, Maturing December 1, 2010(3)	3,484,855
	4,225,000	Term Loan, 4.34%, Maturing December 1, 2010	3,485,625
		Hearthstone Housing Partners II, LLC
	4,482,500	Revolving Loan, 2.10%, Maturing December 1, 2009(3)	2,279,351
		Hovstone Holdings, LLC
	2,205,000	Term Loan, 4.83%, Maturing July 1, 2009	1,190,259
		LNR Property Corp.
	1,718,000	Term Loan, 6.69%, Maturing July 3, 2011	924,856
		Materis
EUR	818,586	Term Loan, 4.15%, Maturing April 27, 2014	532,294
EUR	871,621	Term Loan, 4.52%, Maturing April 27, 2015	566,781
		Mueller Water Products, Inc.
	4,370,510	Term Loan, 2.77%, Maturing May 24, 2014	3,534,650
		NCI Building Systems, Inc.
	2,183,847	Term Loan, 2.18%, Maturing June 18, 2010	1,965,463
		Panolam Industries Holdings, Inc.
	2,103,590	Term Loan, 3.16%, Maturing September 30, 2012	1,241,118
		South Edge, LLC
	4,475,000	Term Loan, 0.00%, Maturing October 31, 2009(4)	701,085
		TRU 2005 RE Holding Co.
	13,750,000	Term Loan, 3.45%, Maturing December 9, 2009	6,642,969
		United Subcontractors, Inc.
	2,704,367	Term Loan - Second Lien, 11.69%, Maturing June 27, 2013(2)(5)	108,175
		WCI Communities, Inc.
	6,220,272	Term Loan, 5.70%, Maturing December 23, 2010	3,623,309
		Wintergames Acquisition ULC
	5,479,074	Term Loan, 7.91%, Maturing April 24, 2009	3,588,793

			$56,321,857

Business Equipment and Services — 9.4%
		Activant Solutions, Inc.
	2,140,596	Term Loan, 3.44%, Maturing May 1, 2013	$1,043,541
		Affiliated Computer Services
	1,930,096	Term Loan, 2.40%, Maturing March 20, 2013	1,783,530

Principal
Amount*		Borrower/Tranche Description	Value

	6,386,250	Term Loan, 2.40%, Maturing March 20, 2013	$5,901,297
		Affinion Group, Inc.
	6,764,971	Term Loan, 4.65%, Maturing October 17, 2012	4,955,341
		Allied Barton Security Service
	1,446,650	Term Loan, 6.75%, Maturing February 21, 2015	1,287,518
		Education Management, LLC
	5,690,055	Term Loan, 3.25%, Maturing June 1, 2013	4,364,273
		Info USA, Inc.
	1,940,400	Term Loan, 3.46%, Maturing February 14, 2012	1,503,810
		Intergraph Corp.
	837,381	Term Loan, 4.18%, Maturing May 29, 2014	679,325
	2,000,000	Term Loan - Second Lien, 8.18%, Maturing November 29, 2014	1,620,000
		iPayment, Inc.
	2,857,372	Term Loan, 2.96%, Maturing May 10, 2013	1,885,865
		ista International GmbH
EUR	3,545,609	Term Loan, 5.09%, Maturing May 14, 2015	2,943,301
EUR	704,391	Term Loan, 5.09%, Maturing May 14, 2015	584,733
		Kronos, Inc.
	2,546,172	Term Loan, 3.71%, Maturing June 11, 2014	1,775,955
		Language Line, Inc.
	6,605,735	Term Loan, 4.71%, Maturing June 11, 2011	5,647,903
		Mitchell International, Inc.
	1,000,000	Term Loan - Second Lien, 6.75%, Maturing March 28, 2015	590,000
		N.E.W. Holdings I, LLC
	4,735,414	Term Loan, 4.24%, Maturing May 22, 2014	2,967,527
		Protection One, Inc.
	3,161,859	Term Loan, 2.66%, Maturing March 31, 2012	2,213,301
		Quantum Corp.
	887,063	Term Loan, 4.96%, Maturing July 12, 2014	665,297
		Quintiles Transnational Corp.
	4,643,064	Term Loan, 3.46%, Maturing March 31, 2013	4,016,250
		RiskMetrics Group Holdings, LLC
	3,511,650	Term Loan, 3.46%, Maturing January 11, 2014	3,072,694
		Sabre, Inc.
	12,884,245	Term Loan, 2.88%, Maturing September 30, 2014	5,902,595
		Serena Software, Inc.
	1,540,000	Term Loan, 3.10%, Maturing March 10, 2013	931,700
		Sitel (Client Logic)
	4,758,204	Term Loan, 6.58%, Maturing January 29, 2014	2,950,086
		Solera Nederland Holdings
	2,601,687	Term Loan, 3.75%, Maturing May 15, 2014	1,873,215

Principal
Amount*		Borrower/Tranche Description	Value

		SunGard Data Systems, Inc.
	17,089,414	Term Loan, 3.71%, Maturing February 11, 2013	$13,366,366
	1,695,750	Term Loan, 6.75%, Maturing February 28, 2014	1,541,013
		TDS Investor Corp.
	4,957,361	Term Loan, 3.04%, Maturing August 23, 2013	2,875,270
	3,940,000	Term Loan, 3.71%, Maturing August 23, 2013	2,285,200
	994,697	Term Loan, 3.71%, Maturing August 23, 2013	576,925
EUR	1,052,910	Term Loan, 5.22%, Maturing August 23, 2013	690,925
		Transaction Network Services, Inc.
	1,821,846	Term Loan, 2.43%, Maturing May 4, 2012	1,589,561
		Valassis Communications, Inc.
	1,334,397	Term Loan, 3.21%, Maturing March 2, 2014	879,034
		VWR International, Inc.
	400,000	Term Loan, 2.91%, Maturing June 28, 2013	296,000
		West Corp.
	7,034,518	Term Loan, 2.78%, Maturing October 24, 2013	5,056,059

			$90,315,410

Cable and Satellite Television — 9.7%
		Atlantic Broadband Finance, LLC
	5,413,713	Term Loan, 3.71%, Maturing February 10, 2011	$4,700,905
		Bresnan Broadband Holdings, LLC
	1,447,000	Term Loan, 3.13%, Maturing March 29, 2014	1,193,775
	3,000,000	Term Loan, 4.41%, Maturing March 29, 2014	2,475,000
		Casema
EUR	1,000,000	Term Loan - Second Lien, 6.02%, Maturing May 14, 2016	918,687
		Cequel Communications, LLC
	11,990,903	Term Loan, 2.57%, Maturing November 5, 2013	9,616,273
	1,000,000	Term Loan - Second Lien, 7.69%, Maturing May 5, 2014	457,000
		Charter Communications Operating, Inc.
	18,672,993	Term Loan, 3.44%, Maturing April 28, 2013	14,331,522
		CSC Holdings, Inc.
	9,336,000	Term Loan, 2.08%, Maturing March 29, 2013	8,445,187
		DirectTV Holdings, LLC
	1,699,018	Term Loan, 1.91%, Maturing April 13, 2013	1,570,985
		Foxco Acquisition Sub., LLC
	1,496,250	Term Loan, 7.25%, Maturing July 2, 2015	822,937
		Insight Midwest Holdings, LLC
	7,838,125	Term Loan, 2.45%, Maturing April 6, 2014	6,858,359

Principal
Amount*		Borrower/Tranche Description	Value

		Mediacom Broadband Group
	1,925,847	Term Loan, 2.06%, Maturing January 31, 2015	$1,636,970
		Mediacom Illinois, LLC
	2,700,000	Term Loan, 1.56%, Maturing September 30, 2012	2,335,500
	5,905,807	Term Loan, 2.06%, Maturing January 31, 2015	4,872,290
		NTL Investment Holdings, Ltd.
	3,295,583	Term Loan, 4.63%, Maturing March 30, 2012	2,669,422
GBP	763,460	Term Loan, 5.80%, Maturing March 30, 2012	850,550
GBP	1,388,164	Term Loan, 5.89%, Maturing March 30, 2012	1,546,515
GBP	1,187,641	Term Loan, 5.89%, Maturing March 30, 2012	1,323,118
GBP	1,501,472	Term Loan, 5.22%, Maturing September 3, 2012	1,672,749
GBP	1,000,000	Term Loan, 8.74%, Maturing March 30, 2013	938,098
		Orion Cable GmbH
EUR	872,189	Term Loan, 7.69%, Maturing October 31, 2014	647,715
EUR	872,189	Term Loan, 8.41%, Maturing October 31, 2015	654,695
		ProSiebenSat.1 Media AG
EUR	1,071,555	Term Loan, 4.59%, Maturing March 2, 2015	134,915
EUR	219,923	Term Loan, 5.95%, Maturing June 26, 2015	137,205
EUR	5,315,144	Term Loan, 5.95%, Maturing June 26, 2015	3,315,985
EUR	1,071,555	Term Loan, 4.84%, Maturing March 2, 2016	134,915
		San Juan Cable, LLC
	970,026	Term Loan, 4.21%, Maturing October 31, 2012	645,067
		UPC Broadband Holding B.V.
EUR	14,151,329	Term Loan, 4.64%, Maturing October 16, 2011	13,045,940
	2,456,905	Term Loan, 2.20%, Maturing December 31, 2014	1,983,951
		YPSO Holding SA
EUR	2,480,686	Term Loan, 4.27%, Maturing July 28, 2014	1,724,829
EUR	957,339	Term Loan, 4.27%, Maturing July 28, 2014	665,641
EUR	1,561,975	Term Loan, 4.27%, Maturing July 28, 2014	1,086,046

			$93,412,746

Chemicals and Plastics — 8.5%
		AZ Chem US, Inc.
	929,232	Term Loan, 2.41%, Maturing February 28, 2013	$639,621
		Brenntag Holding GmbH and Co. KG
	883,636	Term Loan, 2.33%, Maturing December 23, 2013	689,236
	3,616,364	Term Loan, 3.14%, Maturing December 23, 2013	2,820,764
EUR	2,117,647	Term Loan, 4.57%, Maturing December 23, 2013	2,140,526
EUR	496,877	Term Loan, 4.82%, Maturing December 23, 2014	502,245

Principal
Amount*		Borrower/Tranche Description	Value

EUR	385,476	Term Loan, 4.82%, Maturing December 23, 2014	$389,640
	1,000,000	Term Loan - Second Lien, 5.50%, Maturing December 23, 2015	610,000
		Celanese Holdings, LLC
	2,500,000	Term Loan, 1.95%, Maturing April 2, 2014	2,054,167
	10,212,639	Term Loan, 2.94%, Maturing April 2, 2014	8,391,388
		Cognis GmbH
EUR	2,510,246	Term Loan, 5.33%, Maturing September 15, 2013	2,089,177
EUR	614,754	Term Loan, 5.33%, Maturing September 15, 2013	511,635
		Columbian Chemicals Acquisition
	433,024	Term Loan, 4.71%, Maturing March 16, 2013	242,493
		Ferro Corp.
	6,158,861	Term Loan, 3.05%, Maturing June 6, 2012	5,019,471
		Foamex International, Inc.
	3,248,628	Term Loan, 4.27%, Maturing February 12, 2013	1,017,902
		Georgia Gulf Corp.
	1,981,664	Term Loan, 7.52%, Maturing October 3, 2013	1,015,603
		Hexion Specialty Chemicals, Inc.
EUR	742,332	Term Loan, 4.94%, Maturing May 5, 2012	361,183
	11,740,342	Term Loan, 3.69%, Maturing May 5, 2013	4,989,645
	2,550,336	Term Loan, 3.75%, Maturing May 5, 2013	1,083,893
	3,940,000	Term Loan, 3.75%, Maturing June 15, 2014	1,635,100
		INEOS Group
EUR	1,410,353	Term Loan, 9.78%, Maturing December 14, 2011	696,743
EUR	74,341	Term Loan, 9.78%, Maturing December 14, 2011	36,726
EUR	1,410,353	Term Loan, 10.28%, Maturing December 14, 2011	696,743
EUR	74,341	Term Loan, 10.28%, Maturing December 14, 2011	36,726
	1,815,675	Term Loan, 7.70%, Maturing December 14, 2012	744,427
	2,551,746	Term Loan, 8.20%, Maturing December 14, 2013	982,422
	2,484,324	Term Loan, 8.70%, Maturing December 14, 2014	978,203
		Innophos, Inc.
	1,055,416	Term Loan, 3.41%, Maturing August 10, 2010	1,013,200
		Invista B.V.
	6,747,484	Term Loan, 4.50%, Maturing April 29, 2011	5,330,513
	1,959,067	Term Loan, 4.50%, Maturing April 29, 2011	1,547,663
		ISP Chemco, Inc.
	6,685,607	Term Loan, 2.81%, Maturing June 4, 2014	5,025,350
		Kleopatra
	3,347,500	Term Loan, 4.25%, Maturing January 3, 2016	1,696,068
EUR	1,900,000	Term Loan, 6.16%, Maturing January 3, 2016	1,283,281

Principal
Amount*		Borrower/Tranche Description	Value

		Kranton Polymers, LLC
	4,496,763	Term Loan, 3.44%, Maturing May 12, 2013	$2,345,813
		Lucite International Group Holdings
	1,768,769	Term Loan, 3.43%, Maturing July 7, 2013	1,591,892
	626,340	Term Loan, 3.43%, Maturing July 7, 2013	563,706
		MacDermid, Inc.
EUR	1,193,688	Term Loan, 4.02%, Maturing April 12, 2014	687,779
		Millenium Inorganic Chemicals
	3,957,008	Term Loan, 3.71%, Maturing April 30, 2014	2,631,410
		Momentive Performance Material
	4,735,922	Term Loan, 2.69%, Maturing December 4, 2013	3,394,079
		Propex Fabrics, Inc.
	2,596,220	Term Loan, 7.25%, Maturing July 31, 2012(2)	577,659
		Rockwood Specialties Group, Inc.
	7,918,296	Term Loan, 1.91%, Maturing December 10, 2012	6,983,938
		Schoeller Arca Systems Holding
EUR	886,834	Term Loan, 5.82%, Maturing November 16, 2015	669,833
EUR	824,121	Term Loan, 5.82%, Maturing November 16, 2015	622,465
EUR	289,045	Term Loan, 5.82%, Maturing November 16, 2015	218,318
		Solo Cup Co.
	3,531,280	Term Loan, 5.08%, Maturing February 27, 2011	3,077,260
		TPG Spring UK, Ltd.
EUR	2,333,527	Term Loan, 0.00% Maturing June 27, 2013(2)(4)	727,042
EUR	2,336,419	Term Loan, 0.00%, Maturing June 27, 2013(2)(4)	727,943
		Wellman, Inc.
	3,301,774	Term Loan, 0.00%, Maturing February 10, 2009(4)(5)	960,816

			$82,051,707

Clothing/Textiles — 0.7%
		Hanesbrands, Inc.
	2,305,028	Term Loan, 3.01%, Maturing September 5, 2013	$2,086,050
	2,025,000	Term Loan - Second Lien, 4.91%, Maturing March 5, 2014	1,704,376
		St. John Knits International, Inc.
	1,924,442	Term Loan, 3.41%, Maturing March 23, 2012	1,298,999
		The William Carter Co.
	2,193,789	Term Loan, 2.03%, Maturing July 14, 2012	1,908,597

			$6,998,022

Conglomerates — 3.6%
		Amsted Industries, Inc.
	1,600,093	Term Loan, 3.23%, Maturing October 15, 2010	$1,112,065

Principal
Amount*		Borrower/Tranche Description	Value

		Doncasters (Dunde HoldCo 4 Ltd.)
	1,416,569	Term Loan, 2.94%, Maturing July 13, 2015	$982,154
	1,416,569	Term Loan, 3.44%, Maturing July 13, 2015	982,154
GBP	641,409	Term Loan, 4.56%, Maturing July 13, 2015	644,473
GBP	641,409	Term Loan, 5.06%, Maturing July 13, 2015	644,473
		Jarden Corp.
	5,442,515	Term Loan, 3.21%, Maturing January 24, 2012	4,666,957
	1,284,234	Term Loan, 3.21%, Maturing January 24, 2012	1,101,231
	1,970,004	Term Loan, 3.96%, Maturing January 24, 2012	1,731,633
		Johnson Diversey, Inc.
	1,039,452	Term Loan, 5.19%, Maturing December 16, 2010	925,112
	4,904,526	Term Loan, 5.19%, Maturing December 16, 2011	4,365,028
		Polymer Group, Inc.
	2,000,000	Revolving Loan, 0.00%, Maturing November 22, 2010(3)	1,700,000
	5,232,905	Term Loan, 3.35%, Maturing November 22, 2012	3,950,843
		RBS Global, Inc.
	1,076,063	Term Loan, 2.94%, Maturing July 19, 2013	847,399
	3,877,869	Term Loan, 3.33%, Maturing July 19, 2013	3,053,822
		RGIS Holdings, LLC
	5,581,667	Term Loan, 3.30%, Maturing April 30, 2014	3,942,052
	279,083	Term Loan, 3.96%, Maturing April 30, 2014	197,103
		The Manitowoc Company, Inc.
	2,800,000	Term Loan, 6.50%, Maturing August 21, 2014	2,180,500
		US Investigations Services, Inc.
	1,974,937	Term Loan, 4.28%, Maturing February 21, 2015	1,561,188

			$34,588,187

Containers and Glass Products — 4.8%
		Berry Plastics Corp.
	6,135,264	Term Loan, 2.42%, Maturing April 3, 2015	$4,524,757
		Consolidated Container Co.
	893,951	Term Loan, 2.58%, Maturing March 28, 2014	542,628
	1,500,000	Term Loan - Second Lien, 5.86%, Maturing September 28, 2014	390,937
		Crown Americas, Inc.
	1,333,750	Term Loan, 2.08%, Maturing November 15, 2012	1,190,372
EUR	970,000	Term Loan, 4.08%, Maturing November 15, 2012	1,006,010
		Graham Packaging Holdings Co.
	8,868,466	Term Loan, 4.51%, Maturing October 7, 2011	7,158,821
		Graphic Packaging International, Inc.
	6,148,239	Term Loan, 3.09%, Maturing May 16, 2014	5,081,520

Principal
Amount*		Borrower/Tranche Description	Value

	1,970,453	Term Loan, 3.86%, Maturing May 16, 2014	$1,696,438
		JSG Acquisitions
EUR	5,500,000	Term Loan, 4.59%, Maturing December 31, 2014	4,504,367
EUR	5,500,000	Term Loan, 4.59%, Maturing December 31, 2014	4,504,367
		OI European Group B.V.
EUR	3,830,000	Term Loan, 3.83%, Maturing June 14, 2013	4,143,823
		Owens-Brockway Glass Container
	4,787,500	Term Loan, 1.83%, Maturing June 14, 2013	4,153,156
		Pregis Corp.
EUR	2,418,750	Term Loan, 7.64%, Maturing October 12, 2012	2,059,483
		Smurfit-Stone Container Corp.
	1,986,462	Term Loan, 2.43%, Maturing November 1, 2011	1,329,275
	2,016,115	Term Loan, 3.78%, Maturing November 1, 2011	1,349,118
	4,331,714	Term Loan, 3.86%, Maturing November 1, 2011	2,848,102

			$46,483,174

Cosmetics/Toiletries — 0.6%
		American Safety Razor Co.
	1,000,000	Term Loan - Second Lien, 6.66%, Maturing July 31, 2014	$665,000
		Bausch & Lomb, Inc.
	227,586	Term Loan, 3.43%, Maturing April 30, 2015(3)	191,253
	901,239	Term Loan, 4.71%, Maturing April 30, 2015	757,362
		Prestige Brands, Inc.
	4,750,145	Term Loan, 2.66%, Maturing April 7, 2011	4,156,377

			$5,769,992

Drugs — 1.6%
		Chattem, Inc.
	1,120,875	Term Loan, 2.84%, Maturing January 2, 2013	$1,008,788
		Graceway Pharmaceuticals, LLC
	5,292,500	Term Loan, 4.21%, Maturing May 3, 2012	3,475,410
		Pharmaceutical Holdings Corp.
	1,197,314	Term Loan, 3.70%, Maturing January 30, 2012	999,757
		Stiefel Laboratories, Inc.
	1,799,662	Term Loan, 3.41%, Maturing December 28, 2013	1,502,718
	2,352,892	Term Loan, 3.41%, Maturing December 28, 2013	1,964,665
		Warner Chilcott Corp.
	1,967,454	Term Loan, 3.46%, Maturing January 18, 2012	1,765,298
	5,412,294	Term Loan, 3.46%, Maturing January 18, 2012	4,856,181

			$15,572,817

Principal
Amount*		Borrower/Tranche Description	Value

Ecological Services and Equipment — 1.4%
		Blue Waste B.V. (AVR Acquisition)
EUR	4,000,000	Term Loan, 5.22%, Maturing April 1, 2015	$3,937,230
		Environmental Systems Products Holdings, Inc.
	233,025	Term Loan - Second Lien, 13.50%, Maturing December 12, 2010	152,771
		Kemble Water Structure, Ltd.
GBP	6,500,000	Term Loan, 10.16%, Maturing October 13, 2013	6,377,205
		Sensus Metering Systems, Inc.
	3,060,888	Term Loan, 3.13%, Maturing December 17, 2010	2,785,408

			$13,252,614

Electronics/Electrical — 2.5%
		Aspect Software, Inc.
	4,797,000	Term Loan, 4.56%, Maturing July 11, 2011	$2,494,440
		FCI International S.A.S.
	685,705	Term Loan, 4.15%, Maturing November 1, 2013	488,565
	660,143	Term Loan, 4.15%, Maturing November 1, 2013	470,352
	660,143	Term Loan, 4.15%, Maturing November 1, 2013	470,352
	685,705	Term Loan, 4.15%, Maturing November 1, 2013	488,565
		Freescale Semiconductor, Inc.
	2,582,973	Term Loan, 3.93%, Maturing December 1, 2013	1,336,688
		Infor Enterprise Solutions Holdings
	7,933,111	Term Loan, 5.21%, Maturing July 28, 2012	4,680,535
	4,139,014	Term Loan, 5.21%, Maturing July 28, 2012	2,442,018
EUR	1,960,000	Term Loan, 5.96%, Maturing July 28, 2012	1,424,189
	500,000	Term Loan - Second Lien, 6.96%, Maturing March 2, 2014	107,500
		Network Solutions, LLC
	2,254,504	Term Loan, 3.26%, Maturing March 7, 2014	1,296,340
		Open Solutions, Inc.
	5,478,416	Term Loan, 3.26%, Maturing January 23, 2014	2,246,150
		Sensata Technologies Finance Co.
	2,388,750	Term Loan, 2.93%, Maturing April 27, 2013	1,249,615
		Spectrum Brands, Inc.
	48,479	Term Loan, 4.45%, Maturing March 30, 2013	30,178
	944,367	Term Loan, 5.90%, Maturing March 30, 2013	587,868
		VeriFone, Inc.
	230,000	Term Loan, 3.16%, Maturing October 31, 2013	173,650
		Vertafore, Inc.
	4,863,375	Term Loan, 4.66%, Maturing January 31, 2012	3,671,848

			$23,658,853

Principal
Amount*		Borrower/Tranche Description	Value

Equipment Leasing — 0.3%
		The Hertz Corp.
	4,309,613	Term Loan, 2.15%, Maturing December 21, 2012	$2,768,926
	785,140	Term Loan, 3.28%, Maturing December 21, 2012	504,452

			$3,273,378

Farming/Agriculture — 0.5%
		BF Bolthouse HoldCo, LLC
	1,978,348	Term Loan, 2.75%, Maturing December 16, 2012	$1,562,895
	1,000,000	Term Loan - Second Lien, 5.91%, Maturing December 16, 2013	612,500
		Central Garden & Pet Co.
	3,389,744	Term Loan, 1.89%, Maturing February 28, 2014	2,343,160

			$4,518,555

Financial Intermediaries — 1.8%
		Citco III, Ltd.
	5,261,313	Term Loan, 3.58%, Maturing June 30, 2014	$3,367,240
		E.A. Viner International Co.
	190,650	Term Loan, 5.96%, Maturing July 31, 2013	109,624
		Grosvenor Capital Management
	1,449,911	Term Loan, 3.07%, Maturing December 5, 2013	768,453
		INVESTools, Inc.
	1,386,667	Term Loan, 3.66%, Maturing August 13, 2012	1,164,800
		Jupiter Asset Management Group
GBP	1,364,884	Term Loan, 5.29%, Maturing June 30, 2015	1,024,599
		LPL Holdings, Inc.
	11,696,638	Term Loan, 2.79%, Maturing December 18, 2014	8,421,580
		Nuveen Investments, Inc.
	1,389,500	Term Loan, 3.78%, Maturing November 2, 2014	670,434
		Oxford Acquisition III, Ltd.
	2,979,595	Term Loan, 2.88%, Maturing May 24, 2014	1,260,369
		RJO Holdings Corp. (RJ O’Brien)
	1,505,938	Term Loan, 3.43%, Maturing July 31, 2014	700,261

			$17,487,360

Food Products — 3.6%
		Advantage Sales & Marketing, Inc.
	6,467,978	Term Loan, 2.70%, Maturing March 29, 2013	$4,737,794
		American Seafoods Group, LLC
	1,929,203	Term Loan, 2.16%, Maturing September 30, 2012	1,668,760
		B&G Foods, Inc.
	1,130,435	Term Loan, 4.20%, Maturing February 23, 2013	1,028,696
		BL Marketing, Ltd.
GBP	1,500,000	Term Loan, 3.70%, Maturing December 31, 2013	1,505,356

Principal
Amount*		Borrower/Tranche Description	Value

		Black Lion Beverages III B.V.
EUR	1,000,000	Term Loan, 7.61%, Maturing December 31, 2013	$782,790
EUR	961,151	Term Loan, 6.04%, Maturing December 31, 2014	752,380
		Dean Foods Co.
	9,067,802	Term Loan, 2.95%, Maturing April 2, 2014	8,201,319
		Dole Food Company, Inc.
	552,051	Term Loan, 2.48%, Maturing April 12, 2013	461,356
	312,269	Term Loan, 2.79%, Maturing April 12, 2013	260,967
	2,056,780	Term Loan, 2.94%, Maturing April 12, 2013	1,718,880
		Pinnacle Foods Finance, LLC
	3,000,000	Revolving Loan, 3.20%, Maturing April 2, 2013(3)	1,800,000
	8,536,739	Term Loan, 3.20%, Maturing April 2, 2014	6,736,913
		Reddy Ice Group, Inc.
	7,975,000	Term Loan, 2.09%, Maturing August 9, 2012	4,625,500
		Ruby Acquisitions, Ltd.
GBP	770,085	Term Loan, 6.71%, Maturing January 5, 2015	846,306

			$35,127,017

Food Service — 2.4%
		AFC Enterprises, Inc.
	1,054,861	Term Loan, 3.75%, Maturing May 23, 2009	$854,437
		Aramark Corp.
	301,080	Term Loan, 3.33%, Maturing January 26, 2014	264,867
	4,868,574	Term Loan, 3.33%, Maturing January 26, 2014	4,282,992
		Buffets, Inc.
	2,217,101	DIP Loan, 19.00%, Maturing April 30, 2009	2,161,673
	1,341,542	Term Loan, 7.66%, Maturing April 30, 2009(2)	415,878
	133,656	Term Loan, 7.66%, Maturing April 30, 2009(2)	41,433
	405,464	Term Loan, 8.81%, Maturing May 1, 2013	85,823
	2,790,524	Term Loan, 7.66%, Maturing November 1, 2013(2)	590,662
		CBRL Group, Inc.
	4,462,906	Term Loan, 4.70%, Maturing April 27, 2013	3,347,179
		JRD Holdings, Inc.
	2,082,813	Term Loan, 2.64%, Maturing June 26, 2014	1,832,875
		Maine Beverage Co., LLC
	1,613,839	Term Loan, 3.19%, Maturing June 30, 2010	1,315,279
		NPC International, Inc.
	1,965,030	Term Loan, 2.76%, Maturing May 3, 2013	1,591,675
		OSI Restaurant Partners, LLC
	197,368	Term Loan, 4.35%, Maturing May 9, 2013	91,653
	2,195,987	Term Loan, 2.69%, Maturing May 9, 2014	1,019,762

Principal
Amount*		Borrower/Tranche Description	Value

		QCE Finance, LLC
	4,199,849	Term Loan, 3.75%, Maturing May 5, 2013	$2,363,915
		Sagittarius Restaurants, LLC
	1,141,070	Term Loan, 9.50%, Maturing March 29, 2013	410,785
		Selecta
GBP	2,500,000	Term Loan, 5.34%, Maturing June 28, 2015	2,517,985

			$23,188,873

Food/Drug Retailers — 2.5%
		General Nutrition Centers, Inc.
	4,526,924	Term Loan, 3.71%, Maturing September 16, 2013	$3,100,943
		Pantry, Inc. (The)
	2,580,100	Term Loan, 2.16%, Maturing May 15, 2014	1,967,326
	742,784	Term Loan, 2.16%, Maturing May 15, 2014	566,373
		Rite Aid Corp.
	12,704,000	Term Loan, 2.14%, Maturing June 1, 2014	8,003,520
	2,468,813	Term Loan, 6.00%, Maturing June 4, 2014	1,777,545
		Roundy’s Supermarkets, Inc.
	10,851,721	Term Loan, 3.19%, Maturing November 3, 2011	8,911,976

			$24,327,683

Forest Products — 1.8%
		Appleton Papers, Inc.
	4,383,250	Term Loan, 3.54%, Maturing June 5, 2014	$3,254,563
		Georgia-Pacific Corp.
	4,103,503	Term Loan, 3.23%, Maturing December 20, 2012	3,552,095
	7,908,976	Term Loan, 4.10%, Maturing December 20, 2012	6,846,207
		Newpage Corp.
	2,861,050	Term Loan, 5.31%, Maturing December 5, 2014	1,664,179
		Xerium Technologies, Inc.
	2,908,846	Term Loan, 6.96%, Maturing May 18, 2012	1,614,409

			$16,931,453

Healthcare — 11.2%
		Accellent, Inc.
	2,657,947	Term Loan, 4.70%, Maturing November 22, 2012	$2,046,619
		Advanced Medical Optics, Inc.
	987,679	Term Loan, 4.38%, Maturing April 2, 2014	953,111
		Alliance Imaging, Inc.
	1,821,086	Term Loan, 4.11%, Maturing December 29, 2011	1,579,792
		American Medical Systems
	3,228,511	Term Loan, 2.69%, Maturing July 20, 2012	2,808,805
		AMN Healthcare, Inc.
	867,225	Term Loan, 3.21%, Maturing November 2, 2011	767,494

Principal
Amount*		Borrower/Tranche Description	Value

		AMR HoldCo, Inc.
	1,620,664	Term Loan, 4.17%, Maturing February 10, 2012	$1,434,287
		Biomet, Inc.
	4,419,063	Term Loan, 4.46%, Maturing December 26, 2014	3,948,923
EUR	1,056,326	Term Loan, 5.96%, Maturing December 26, 2014	1,210,505
		Capio AB
EUR	339,606	Term Loan, 4.50%, Maturing April 24, 2015	323,950
EUR	408,268	Term Loan, 4.50%, Maturing April 24, 2015	389,446
EUR	339,606	Term Loan, 4.63%, Maturing April 16, 2016	323,950
EUR	304,490	Term Loan, 4.63%, Maturing April 24, 2016	290,453
		Cardinal Health 409, Inc.
	5,983,875	Term Loan, 3.71%, Maturing April 10, 2014	3,804,745
		Carestream Health, Inc.
	5,457,450	Term Loan, 2.84%, Maturing April 30, 2013	4,265,909
		Carl Zeiss Vision Holding GmbH
	3,700,889	Term Loan, 2.91%, Maturing March 23, 2015	1,732,016
		Community Health Systems, Inc.
	362,914	Term Loan, 2.95%, Maturing July 25, 2014	308,613
	7,089,206	Term Loan, 4.45%, Maturing July 25, 2014	6,028,484
		Concentra, Inc.
	2,167,000	Term Loan, 3.71%, Maturing June 25, 2014	1,311,035
		ConMed Corp.
	1,033,427	Term Loan, 1.91%, Maturing April 13, 2013	868,078
		CRC Health Corp.
	1,368,500	Term Loan, 3.71%, Maturing February 6, 2013	878,121
	1,472,551	Term Loan, 3.71%, Maturing February 6, 2013	944,888
		Dako (Eqt Project Delphi)
EUR	1,336,866	Term Loan, 4.76%, Maturing June 12, 2015	791,672
		DaVita, Inc.
	7,807,224	Term Loan, 2.32%, Maturing October 5, 2012	7,185,433
		Gambro Holding AB
	1,292,918	Term Loan, 5.62%, Maturing June 5, 2014	726,189
	1,292,918	Term Loan, 6.12%, Maturing June 5, 2015	726,189
		HCA, Inc.
	21,358,749	Term Loan, 3.71%, Maturing November 18, 2013	17,720,479
		Health Management Association, Inc.
	9,225,355	Term Loan, 3.21%, Maturing February 28, 2014	6,622,486
		HealthSouth Corp.
	2,599,288	Term Loan, 4.43%, Maturing March 10, 2013	2,285,208
		Iasis Healthcare, LLC
	966,922	Term Loan, 2.41%, Maturing March 14, 2014	831,553
	2,794,307	Term Loan, 2.41%, Maturing March 14, 2014	2,403,104

Principal
Amount*		Borrower/Tranche Description	Value

	259,141	Term Loan, 2.42%, Maturing March 14, 2014	$222,862
		IM U.S. Holdings, LLC
	3,866,125	Term Loan, 2.84%, Maturing June 26, 2014	3,334,533
		Invacare Corp.
	2,232,000	Term Loan, 3.28%, Maturing February 12, 2013	1,819,080
		inVentiv Health, Inc.
	2,144,461	Term Loan, 3.21%, Maturing July 6, 2014	1,817,431
		LifePoint Hospitals, Inc.
	2,287,616	Term Loan, 3.82%, Maturing April 15, 2012	2,058,854
		MultiPlan Merger Corp.
	1,490,360	Term Loan, 2.94%, Maturing April 12, 2013	1,135,158
	1,180,324	Term Loan, 2.94%, Maturing April 12, 2013	899,013
		National Mentor Holdings, Inc.
	3,129,360	Term Loan, 3.46%, Maturing June 29, 2013	2,034,084
	190,400	Term Loan, 4.59%, Maturing June 29, 2013	123,760
		Nyco Holdings
EUR	3,321,027	Term Loan, 5.24%, Maturing December 29, 2014	2,798,214
EUR	3,321,027	Term Loan, 5.99%, Maturing December 29, 2015	2,798,214
		RadNet Management, Inc.
	1,617,012	Term Loan, 6.45%, Maturing November 15, 2012	1,293,610
		ReAble Therapeutics Finance, LLC
	4,489,765	Term Loan, 3.46%, Maturing November 16, 2013	3,883,647
		Select Medical Holdings Corp.
	6,061,644	Term Loan, 4.15%, Maturing February 24, 2012	4,803,853
		Sunrise Medical Holdings, Inc.
	1,656,071	Term Loan, 5.15%, Maturing May 13, 2010	931,540
		Vanguard Health Holding Co., LLC
	2,821,948	Term Loan, 3.27%, Maturing September 23, 2011	2,436,752
		Viant Holdings, Inc.
	731,307	Term Loan, 3.71%, Maturing June 25, 2014	376,623

			$108,278,765

Home Furnishings — 1.7%
		Hunter Fan Co.
	1,415,093	Term Loan, 4.74%, Maturing April 16, 2014	$795,990
		Interline Brands, Inc.
	2,755,435	Term Loan, 2.04%, Maturing June 23, 2013	1,763,478
	1,913,043	Term Loan, 2.04%, Maturing June 23, 2013	1,224,348
		National Bedding Co., LLC
	1,848,549	Term Loan, 3.01%, Maturing August 31, 2011	845,711
		Oreck Corp.
	1,239,095	Term Loan, 4.93%, Maturing February 2, 2012(5)	484,486

Principal
Amount*		Borrower/Tranche Description	Value

		Sanitec, Ltd. Oy
EUR	2,943,828	Term Loan, 0.00%, Maturing April 7, 2013(4)	$932,040
EUR	2,943,828	Term Loan, 0.00%, Maturing April 7, 2014(4)	932,040
		Sealy Mattress Co.
	3,470,343	Term Loan, 4.94%, Maturing August 25, 2012	2,637,461
		Simmons Co.
	8,777,717	Term Loan, 9.51%, Maturing December 19, 2011	6,671,065
	2,000,000	Term Loan, 8.35%, Maturing February 15, 2012	120,000

			$16,406,619

Industrial Equipment — 2.2%
		CEVA Group PLC U.S.
	3,459,165	Term Loan, 3.39%, Maturing January 4, 2014	$2,000,549
	413,158	Term Loan, 4.46%, Maturing January 4, 2014	238,943
EUR	261,142	Term Loan, 4.77%, Maturing January 4, 2014	211,765
EUR	443,448	Term Loan, 4.77%, Maturing January 4, 2014	359,601
EUR	545,001	Term Loan, 4.77%, Maturing January 4, 2014	441,952
EUR	435,446	Term Loan, 5.97%, Maturing January 4, 2014	353,112
		EPD Holdings (Goodyear Engineering Products)
	454,781	Term Loan, 2.93%, Maturing July 13, 2014	225,875
	3,175,430	Term Loan, 2.93%, Maturing July 13, 2014	1,577,131
	1,000,000	Term Loan - Second Lien, 6.17%, Maturing July 13, 2015	210,000
		Generac Acquisition Corp.
	1,744,892	Term Loan, 2.94%, Maturing November 7, 2013	955,329
	2,000,000	Term Loan - Second Lien, 6.44%, Maturing April 7, 2014	574,166
		Gleason Corp.
	1,748,933	Term Loan, 3.66%, Maturing June 30, 2013	1,416,636
	590,855	Term Loan, 3.66%, Maturing June 30, 2013	478,593
		Jason, Inc.
	1,350,182	Term Loan, 3.97%, Maturing April 30, 2010	978,882
		John Maneely Co.
	5,277,956	Term Loan, 4.44%, Maturing December 8, 2013	2,929,266
		KION Group GmbH
	750,000	Term Loan, 2.41%, Maturing December 23, 2014	303,750
	750,000	Term Loan, 2.91%, Maturing December 23, 2015	303,750
		Polypore, Inc.
	8,372,500	Term Loan, 2.45%, Maturing July 3, 2014	5,651,438
EUR	731,852	Term Loan, 3.77%, Maturing July 3, 2014	660,630
		TFS Acquisition Corp.
	1,930,562	Term Loan, 4.96%, Maturing August 11, 2013	868,753

			$20,740,121

Principal
Amount*	Borrower/Tranche Description	Value

Insurance — 2.1%
	Alliant Holdings I, Inc.
5,000,000	Term Loan, 1.94%, Maturing August 21, 2012(3)	$3,550,000
	CCC Information Services Group, Inc.
1,974,710	Term Loan, 3.72%, Maturing February 10, 2013	1,402,044
	Conseco, Inc.
9,417,284	Term Loan, 2.39%, Maturing October 10, 2013	6,097,691
	Crump Group, Inc.
2,578,402	Term Loan, 3.41%, Maturing August 4, 2014	1,624,393
	Getty Images, Inc.
3,776,250	Term Loan, 7.24%, Maturing July 2, 2015	3,563,836
	Hub International Holdings, Inc.
501,939	Term Loan, 3.96%, Maturing June 13, 2014	372,690
2,233,150	Term Loan, 3.96%, Maturing June 13, 2014	1,658,114
	U.S.I. Holdings Corp.
2,733,375	Term Loan, 4.21%, Maturing May 4, 2014	1,585,358

		$19,854,126

Leisure Goods/Activities/Movies — 6.8%
	24 Hour Fitness Worldwide, Inc.
1,753,911	Term Loan, 3.43%, Maturing June 8, 2012	$1,087,425
	AMC Entertainment, Inc.
5,038,556	Term Loan, 2.14%, Maturing January 26, 2013	4,457,021
	Bombardier Recreational Products
5,650,633	Term Loan, 4.22%, Maturing June 28, 2013	2,669,924
	Carmike Cinemas, Inc.
2,170,187	Term Loan, 5.19%, Maturing May 19, 2012	1,656,575
2,173,409	Term Loan, 6.13%, Maturing May 19, 2012	1,659,035
	Cedar Fair, L.P.
4,834,388	Term Loan, 2.41%, Maturing August 30, 2012	3,678,162
	Cinemark, Inc.
8,418,015	Term Loan, 2.53%, Maturing October 5, 2013	7,580,423
	Deluxe Entertainment Services
1,739,530	Term Loan, 3.58%, Maturing January 28, 2011	895,858
96,457	Term Loan, 3.71%, Maturing January 28, 2011	49,675
170,313	Term Loan, 3.71%, Maturing January 28, 2011	87,711
	DW Funding, LLC
1,788,990	Term Loan, 3.31%, Maturing April 30, 2011	1,484,862
	Fender Musical Instruments Corp.
311,750	Term Loan, 2.66%, Maturing June 9, 2014	194,844
617,234	Term Loan, 3.71%, Maturing June 9, 2014	385,771

Principal
Amount*		Borrower/Tranche Description	Value

		Metro-Goldwyn-Mayer Holdings, Inc.
	14,873,683	Term Loan, 4.22%, Maturing April 8, 2012	$6,856,768
		National CineMedia, LLC
	2,700,000	Term Loan, 3.75%, Maturing February 13, 2015	1,720,286
		Regal Cinemas Corp.
	10,470,677	Term Loan, 5.21%, Maturing November 10, 2010	9,528,316
		Revolution Studios Distribution Co., LLC
	3,706,556	Term Loan, 4.16%, Maturing December 21, 2014	2,446,327
	2,825,000	Term Loan - Second Lien, 7.41%, Maturing June 21, 2015	452,000
		Six Flags Theme Parks, Inc.
	5,172,505	Term Loan, 2.92%, Maturing April 30, 2015	3,607,822
		Southwest Sports Group, LLC
	3,725,000	Term Loan, 4.00%, Maturing December 22, 2010	2,886,875
		Universal City Development Partners, Ltd.
	6,256,073	Term Loan, 6.00%, Maturing June 9, 2011	5,755,587
		WMG Acquisition Corp.
	2,850,000	Revolving Loan, 0.00%, Maturing February 28, 2010(3)	2,223,000
	5,424,066	Term Loan, 3.34%, Maturing February 28, 2011	4,549,435

			$65,913,702

Lodging and Casinos — 3.7%
		Ameristar Casinos, Inc.
	3,516,250	Term Loan, 2.41%, Maturing November 10, 2012	$2,144,913
		Choctaw Resort Development Enterprise
	1,143,235	Term Loan, 6.00%, Maturing November 4, 2011	914,588
		Full Moon Holdco 3 Ltd.
GBP	500,000	Term Loan, 8.38%, Maturing November 20, 2014	383,132
GBP	500,000	Term Loan, 8.88%, Maturing November 20, 2015	383,132
		Gala Electric Casinos, Ltd.
GBP	2,417,776	Term Loan, 7.00%, Maturing December 12, 2013	1,976,751
GBP	2,418,085	Term Loan, 7.50%, Maturing December 12, 2014	1,977,004
		Green Valley Ranch Gaming, LLC
	1,632,085	Term Loan, 4.25%, Maturing February 16, 2014	701,797
		Harrah’s Operating Co.
	992,500	Term Loan, 4.16%, Maturing January 28, 2015	621,778
		Herbst Gaming, Inc.
	2,438,458	Term Loan, 0.00%, Maturing December 2, 2011(4)	624,855
	4,662,507	Term Loan, 0.00%, Maturing December 2, 2011(4)	1,194,767
		Isle of Capri Casinos, Inc.
	4,461,471	Term Loan, 3.21%, Maturing November 30, 2013	3,005,117
	1,345,236	Term Loan, 3.21%, Maturing November 30, 2013	906,112

Principal
Amount*		Borrower/Tranche Description	Value

	1,784,588	Term Loan, 3.21%, Maturing November 30, 2013	$1,202,046
		LodgeNet Entertainment Corp.
	2,587,750	Term Loan, 3.46%, Maturing April 4, 2014	1,358,569
		New World Gaming Partners, Ltd.
	3,320,625	Term Loan, 3.94%, Maturing June 30, 2014	1,531,638
	670,833	Term Loan, 3.94%, Maturing June 30, 2014	309,422
		Penn National Gaming, Inc.
	9,378,281	Term Loan, 2.77%, Maturing October 3, 2012	8,504,929
		Venetian Casino Resort/Las Vegas Sands, Inc.
	2,845,700	Term Loan, 2.16%, Maturing May 14, 2014	1,406,615
	11,268,400	Term Loan, 2.16%, Maturing May 23, 2014	5,569,914
		Wimar OpCo, LLC
	2,151,576	Term Loan, 6.50%, Maturing January 3, 2012	634,715

			$35,351,794

Nonferrous Metals/Minerals — 1.4%
		Alpha Natural Resources, LLC
	2,727,563	Term Loan, 3.00%, Maturing October 26, 2012	$2,488,901
		Euramax Europe B.V.
EUR	1,337,981	Term Loan, 8.25%, Maturing June 29, 2012	856,575
		Euramax International, Inc.
	2,051,710	Term Loan, 8.75%, Maturing June 28, 2012	795,038
		Murray Energy Corp.
	1,520,750	Term Loan, 6.94%, Maturing January 28, 2010	1,353,468
		Noranda Aluminum Acquisition
	1,219,695	Term Loan, 4.24%, Maturing May 18, 2014	692,177
		Novelis, Inc.
	1,945,367	Term Loan, 3.46%, Maturing June 28, 2014	1,241,144
	4,279,808	Term Loan, 3.46%, Maturing June 28, 2014	2,730,518
		Oxbow Carbon and Mineral Holdings
	376,812	Term Loan, 2.41%, Maturing May 8, 2014	258,823
	4,208,969	Term Loan, 2.81%, Maturing May 8, 2014	2,891,035

			$13,307,679

Oil and Gas — 2.6%
		Atlas Pipeline Partners, L.P.
	3,600,000	Term Loan, 3.16%, Maturing July 20, 2014	$3,060,000
		Big West Oil, LLC
	1,333,750	Term Loan, 4.50%, Maturing May 1, 2014	633,531
	1,060,938	Term Loan, 4.50%, Maturing May 1, 2014	503,945

Principal
Amount*		Borrower/Tranche Description	Value

		Dresser, Inc.
	4,713,888	Term Loan, 4.41%, Maturing May 4, 2014	$3,421,990
		Dynegy Holdings, Inc.
	4,382,979	Term Loan, 1.91%, Maturing April 2, 2013	3,714,574
	757,434	Term Loan, 1.91%, Maturing April 2, 2013	641,925
		Energy Transfer Equity, L.P.
	2,825,000	Term Loan, 4.14%, Maturing February 8, 2012	2,399,233
		Enterprise GP Holdings, L.P.
	3,291,750	Term Loan, 3.25%, Maturing October 31, 2014	2,995,493
		Hercules Offshore, Inc.
	2,265,500	Term Loan, 3.21%, Maturing July 6, 2013	1,557,531
		Targa Resources, Inc.
	1,225,740	Term Loan, 3.46%, Maturing October 31, 2012	866,190
	3,194,566	Term Loan, 5.93%, Maturing October 31, 2012	2,257,494
		Volnay Acquisition Co.
	3,015,980	Term Loan, 4.54%, Maturing January 12, 2014	2,578,663

			$24,630,569

Publishing — 9.5%
		American Media Operations, Inc.
	11,693,227	Term Loan, 3.95%, Maturing January 31, 2013	$7,015,936
		Aster Zweite Beteiligungs GmbH
	2,475,000	Term Loan, 6.13%, Maturing September 27, 2013	1,200,375
		Black Press US Partnership
	643,361	Term Loan, 4.20%, Maturing August 2, 2013	353,848
	1,059,653	Term Loan, 4.20%, Maturing August 2, 2013	582,809
		CanWest MediaWorks, Ltd.
	2,659,500	Term Loan, 4.20%, Maturing July 10, 2014	1,509,266
		Dex Media West, LLC
	6,210,000	Term Loan, 7.00%, Maturing October 24, 2014	3,415,500
		GateHouse Media Operating, Inc.
	2,061,957	Term Loan, 2.57%, Maturing August 28, 2014	534,391
	4,225,000	Term Loan, 2.66%, Maturing August 28, 2014	1,094,981
	4,838,043	Term Loan, 4.20%, Maturing August 28, 2014	1,253,861
		Idearc, Inc.
	24,397,298	Term Loan, 3.42%, Maturing November 17, 2014	8,471,962
		MediaNews Group, Inc.
	2,163,580	Term Loan, 3.41%, Maturing August 25, 2010	672,873
	2,181,101	Term Loan, 4.66%, Maturing August 2, 2013	732,850
		Mediannuaire Holding
EUR	3,100,000	Term Loan, 3.91%, Maturing October 24, 2013	2,352,838

Principal
Amount*		Borrower/Tranche Description	Value

EUR	484,408	Term Loan, 4.66%, Maturing October 10, 2014	$147,527
EUR	484,408	Term Loan, 5.16%, Maturing October 10, 2015	147,527
		Merrill Communications, LLC
	5,579,112	Term Loan, 4.32%, Maturing February 9, 2009	3,821,692
		Nebraska Book Co., Inc.
	3,923,666	Term Loan, 6.38%, Maturing March 4, 2011	2,903,513
		Nelson Education, Ltd.
	1,530,625	Term Loan, 3.96%, Maturing July 5, 2014	880,109
		Newspaper Holdings, Inc.
	8,925,000	Term Loan, 3.75%, Maturing July 24, 2014	3,346,875
		Nielsen Finance, LLC
	10,421,734	Term Loan, 3.88%, Maturing August 9, 2013	8,337,387
		Penton Media, Inc.
	1,768,500	Term Loan, 3.35%, Maturing February 1, 2013	716,243
		Philadelphia Newspapers, LLC
	2,171,434	Term Loan, 0.00%, Maturing June 29, 2013(4)	361,906
		R.H. Donnelley Corp.
	8,868,432	Term Loan, 6.75%, Maturing June 30, 2010	5,771,868
		Reader’s Digest Association, Inc. (The)
	4,750,000	Revolving Loan, 2.18%, Maturing March 2, 2013(3)	1,543,750
	13,143,227	Term Loan, 3.61%, Maturing March 2, 2014	5,257,291
		Seat Pagine Gialle SpA
EUR	5,419,677	Term Loan, 3.81%, Maturing May 25, 2012	4,597,322
		Source Interlink Companies, Inc.
	1,984,887	Term Loan, 5.45%, Maturing August 1, 2014	1,081,763
		Source Media, Inc.
	2,013,900	Term Loan, 6.46%, Maturing November 8, 2011	1,097,575
		Springer Science+Business Media
	916,663	Term Loan, 3.83%, Maturing May 5, 2011	606,307
	993,051	Term Loan, 4.21%, Maturing May 5, 2012	656,833
	916,663	Term Loan, 4.21%, Maturing May 5, 2012	606,307
		Star Tribune Co. (The)
	1,629,375	Term Loan, 0.00%, Maturing March 5, 2014(4)	291,658
		Trader Media Corp.
GBP	6,321,250	Term Loan, 3.78%, Maturing March 23, 2015	4,011,651
		Tribune Co.
	2,984,229	Term Loan, 0.00%, Maturing May 17, 2009(4)	838,568
	4,450,398	Term Loan, 0.00%, Maturing May 17, 2014(4)	984,651
	1,943,408	Term Loan, 0.00%, Maturing May 17, 2014(4)	543,461

Principal
Amount*		Borrower/Tranche Description	Value

		World Directories Acquisition
EUR	3,510,703	Term Loan, 5.65%, Maturing May 31, 2014	$1,708,140
		Xsys, Inc.
	3,795,776	Term Loan, 6.13%, Maturing September 27, 2013	1,840,951
	3,877,093	Term Loan, 6.13%, Maturing September 27, 2014	1,880,390
EUR	1,546,742	Term Loan, 7.54%, Maturing September 27, 2014	991,638
	1,290,100	Term Loan - Second Lien, 6.06%, Maturing September 27, 2015	348,327
		YBR Acquisition BV
EUR	750,000	Term Loan, 4.27%, Maturing June 30, 2013	635,399
EUR	1,500,000	Term Loan, 4.27%, Maturing June 30, 2013	1,270,798
EUR	750,000	Term Loan, 4.77%, Maturing June 30, 2014	635,399
EUR	1,500,000	Term Loan, 4.77%, Maturing June 30, 2014	1,270,798
		Yell Group, PLC
	4,850,000	Term Loan, 3.41%, Maturing February 10, 2013	3,039,335

			$91,364,449

Radio and Television — 6.3%
		Block Communications, Inc.
	1,792,065	Term Loan, 3.46%, Maturing December 22, 2011	$1,505,335
		Citadel Broadcasting Corp.
	11,850,000	Term Loan, 2.17%, Maturing June 12, 2014	5,036,250
		CMP Susquehanna Corp.
	4,132,857	Term Loan, 2.42%, Maturing May 5, 2013	1,219,193
		Discovery Communications, Inc.
	1,981,996	Term Loan, 3.46%, Maturing April 30, 2014	1,792,998
		Emmis Operating Co.
	2,181,685	Term Loan, 3.07%, Maturing November 2, 2013	959,941
		Gray Television, Inc.
	3,426,489	Term Loan, 2.52%, Maturing January 19, 2015	1,519,076
		LBI Media, Inc.
	1,945,000	Term Loan, 1.91%, Maturing March 31, 2012	972,500
		NEP II, Inc.
	2,136,914	Term Loan, 2.66%, Maturing February 16, 2014	1,602,686
		Nexstar Broadcasting, Inc.
	4,491,178	Term Loan, 3.21%, Maturing October 1, 2012	2,649,795
	4,249,243	Term Loan, 3.21%, Maturing October 1, 2012	2,507,053
		NextMedia Operating, Inc.
	224,355	Term Loan, 5.12%, Maturing November 15, 2012	117,226
	504,809	Term Loan, 5.17%, Maturing November 15, 2012	263,763
		PanAmSat Corp.
	2,452,391	Term Loan, 3.93%, Maturing January 3, 2014	2,123,069
	2,451,648	Term Loan, 3.93%, Maturing January 3, 2014	2,122,426

Principal
Amount*		Borrower/Tranche Description	Value

	2,451,648	Term Loan, 3.93%, Maturing January 3, 2014	$2,122,426
		Paxson Communications Corp.
	8,300,000	Term Loan, 4.34%, Maturing January 15, 2012	3,278,500
		Raycom TV Broadcasting, LLC
	7,850,000	Term Loan, 1.94%, Maturing June 25, 2014	5,887,500
		SFX Entertainment
	3,557,315	Term Loan, 4.26%, Maturing June 21, 2013	2,614,626
		Spanish Broadcasting System, Inc.
	6,111,875	Term Loan, 3.21%, Maturing June 10, 2012	2,353,072
		Tyrol Acquisition 2 SAS
EUR	2,800,000	Term Loan, 3.77%, Maturing January 19, 2015	2,291,028
EUR	2,800,000	Term Loan, 4.46%, Maturing January 19, 2016	2,291,028
EUR	1,250,000	Term Loan - Second Lien, 5.02%, Maturing July 19, 2016	579,381
		Univision Communications, Inc.
	21,150,000	Term Loan, 2.66%, Maturing September 29, 2014	11,247,274
	3,003,300	Term Loan - Second Lien, 2.91%, Maturing March 29, 2009	2,627,888
		Young Broadcasting, Inc.
	3,507,775	Term Loan, 5.24%, Maturing November 3, 2012	1,400,188

			$61,084,222

Rail Industries — 1.0%
		Kansas City Southern Railway Co.
	5,147,602	Term Loan, 3.10%, Maturing April 26, 2013	$4,538,471
		Rail America, Inc.
	311,600	Term Loan, 5.44%, Maturing August 14, 2009	285,114
	4,813,400	Term Loan, 5.44%, Maturing August 13, 2010	4,404,261

			$9,227,846

Retailers (Except Food and Drug) — 2.8%
		American Achievement Corp.
	792,822	Term Loan, 2.59%, Maturing March 25, 2011	$586,688
		Amscan Holdings, Inc.
	1,572,000	Term Loan, 3.93%, Maturing May 25, 2013	1,072,890
		Claire’s Stores, Inc.
	1,157,375	Term Loan, 3.48%, Maturing May 24, 2014	425,657
		Cumberland Farms, Inc.
	4,135,662	Term Loan, 2.90%, Maturing September 29, 2013	3,391,243
		Harbor Freight Tools USA, Inc.
	4,598,735	Term Loan, 9.75%, Maturing July 15, 2010	2,874,210
		Josten’s Corp.
	2,392,586	Term Loan, 2.45%, Maturing October 4, 2011	2,093,513

Principal
Amount*		Borrower/Tranche Description	Value

		Mapco Express, Inc.
	684,483	Term Loan, 3.91%, Maturing April 28, 2011	$557,853
		Orbitz Worldwide, Inc.
	3,875,938	Term Loan, 4.24%, Maturing July 25, 2014	1,724,792
		Oriental Trading Co., Inc.
	5,613,374	Term Loan, 3.98%, Maturing July 31, 2013	3,143,490
	1,000,000	Term Loan - Second Lien, 6.41%, Maturing January 31, 2013	257,500
		Rent-A-Center, Inc.
	2,574,801	Term Loan, 2.15%, Maturing November 15, 2012	2,175,707
		Rover Acquisition Corp.
	2,947,368	Term Loan, 3.55%, Maturing October 26, 2013	2,372,632
		Savers, Inc.
	1,027,119	Term Loan, 3.20%, Maturing August 11, 2012	862,780
	1,123,703	Term Loan, 3.20%, Maturing August 11, 2012	943,911
		The Yankee Candle Company, Inc.
	2,331,255	Term Loan, 3.40%, Maturing February 6, 2014	1,282,190
		Vivarte
EUR	2,466,980	Term Loan, 4.45%, Maturing May 29, 2015	1,437,218
EUR	2,466,980	Term Loan, 4.95%, Maturing May 29, 2016	1,437,218

			$26,639,492

Steel — 0.1%
		Algoma Acquisition Corp.
	1,817,225	Term Loan, 2.95%, Maturing June 20, 2013	$1,167,567

			$1,167,567

Surface Transport — 0.3%
		Delphi Acquisition Holding, Inc.
	1,000,000	Term Loan, 3.46%, Maturing April 10, 2015	$563,750
	1,000,000	Term Loan, 4.33%, Maturing April 10, 2016	563,750
		Ozburn-Hessey Holding Co., LLC
	1,277,959	Term Loan, 4.16%, Maturing August 9, 2012	990,419
		Swift Transportation Co., Inc.
	2,323,256	Term Loan, 5.49%, Maturing May 10, 2014	1,065,069

			$3,182,988

Telecommunications — 4.5%
		Alaska Communications Systems Holdings, Inc.
	5,568,982	Term Loan, 3.21%, Maturing February 1, 2012	$4,784,686
		Asurion Corp.
	8,525,000	Term Loan, 4.33%, Maturing July 13, 2012	6,223,250
	1,000,000	Term Loan - Second Lien, 6.86%, Maturing January 13, 2013	560,000

Principal
Amount*		Borrower/Tranche Description	Value

		Cellular South, Inc.
	1,143,750	Term Loan, 1.91%, Maturing May 29, 2014	$992,203
	3,379,781	Term Loan, 1.91%, Maturing May 29, 2014	2,931,960
		Centennial Cellular Operating Co., LLC
	9,175,000	Term Loan, 3.51%, Maturing February 9, 2011	8,932,725
		CommScope, Inc.
	3,906,390	Term Loan, 3.68%, Maturing November 19, 2014	3,330,197
		FairPoint Communications, Inc.
	2,000,000	Term Loan, 5.75%, Maturing March 31, 2015	1,252,500
		Intelsat Subsidiary Holding Co.
	2,687,513	Term Loan, 3.93%, Maturing July 3, 2013	2,383,488
		IPC Systems, Inc.
	3,335,900	Term Loan, 3.71%, Maturing May 31, 2014	1,893,123
GBP	1,618,450	Term Loan, 5.05%, Maturing May 31, 2014	1,172,729
		Macquarie UK Broadcast Ventures, Ltd.
GBP	2,508,196	Term Loan, 3.59%, Maturing December 26, 2014	2,312,691
		NTelos, Inc.
	2,197,832	Term Loan, 2.66%, Maturing August 24, 2011	1,973,928
		Palm, Inc.
	2,295,938	Term Loan, 3.91%, Maturing April 24, 2014	1,067,611
		Stratos Global Corp.
	2,623,653	Term Loan, 3.95%, Maturing February 13, 2012	2,256,341
		Telesat Canada, Inc.
	1,979,011	Term Loan, 4.31%, Maturing October 22, 2014	1,601,586
	169,972	Term Loan, 4.46%, Maturing October 22, 2014	137,556

			$43,806,574

Utilities — 2.7%
		AEI Finance Holding, LLC
	636,381	Revolving Loan, 3.41%, Maturing March 30, 2012	$380,238
	4,270,634	Term Loan, 4.46%, Maturing March 30, 2014	2,551,704
		BRSP, LLC
	5,041,972	Term Loan, 5.55%, Maturing July 13, 2009	4,310,886
		Covanta Energy Corp.
	1,994,723	Term Loan, 3.21%, Maturing February 9, 2014	1,792,757
	999,509	Term Loan, 5.55%, Maturing February 9, 2014	898,309
		Electricinvest Holding Co.
GBP	600,000	Term Loan, 6.12%, Maturing October 24, 2012	596,708
EUR	595,770	Term Loan, 6.53%, Maturing October 24, 2012	523,488
		NRG Energy, Inc.
	7,513,467	Term Loan, 2.66%, Maturing June 1, 2014	6,979,838
	3,706,063	Term Loan, 2.96%, Maturing June 1, 2014	3,442,848

Principal
Amount*	Borrower/Tranche Description	Value

	TXU Texas Competitive Electric Holdings Co., LLC
473,801	Term Loan, 3.91%, Maturing October 10, 2014	$331,423
1,471,275	Term Loan, 4.75%, Maturing October 10, 2014	1,030,261
	Vulcan Energy Corp.
4,072,323	Term Loan, 6.25%, Maturing July 23, 2010	3,481,836

		$26,320,296

Total Senior Floating-Rate Interests (identified cost $1,887,408,548)		$1,239,553,741

Corporate Bonds & Notes — 0.7%

Principal
Amount
(000’s omitted)		Security	Value

Building and Development — 0.4%
		Grohe Holding GMBH, Variable Rate
EUR	6,500	5.487%, 1/15/14	$3,724,364

			$3,724,364

Commercial Services — 0.0%
		Environmental Systems Products Holdings, Inc., Jr. Notes
	$75	18.00%, 3/31/15(2)(5)	$53,840

			$53,840

Electronics/Electrical — 0.0%
		NXP BV/NXP Funding, LLC, Variable Rate
	2,300	3.844%, 10/15/13	$560,625

			$560,625

Telecommunications — 0.3%
		Qwest Corp., Sr. Notes, Variable Rate
	3,150	5.246%, 6/15/13	$2,709,000

			$2,709,000

Total Corporate Bonds & Notes (identified cost $13,867,902)			$7,047,829

Asset Backed Securities — 0.2%

Principal
Amount
(000’s omitted)	Security	Value

	Assemblies of God Financial Real Estate,
$2,335	Series 2004-1A, Class A, 4.826%, 6/15/29(6)(7)	$2,085,625

	Carlyle High Yield Partners, Series 2004-6A,
1,000	Class C, 4.74%, 8/11/16(6)(7)	132,800

Total Asset Backed Securities (identified cost $3,335,003)		$2,218,425

Common Stocks — 0.0%

Shares	Security	Value

Automotive — 0.0%
133,410	Hayes Lemmerz International(8)	$12,007

		$12,007

Commercial Services — 0.0%
1,242	Environmental Systems Products Holdings, Inc.(5)(8)(9)	$0

		$0

Diversified Manufacturing — 0.0%
1,782	Gentek, Inc.(8)	$24,324

		$24,324

Investment Services — 0.0%
20,048	Safelite Realty Corp.(5)(9)	$0

		$0

Total Common Stocks (identified cost $1,334,100)		$36,331

Preferred Stocks — 0.0%

Shares	Security	Value

Automotive — 0.0%
445	Hayes Lemmerz International, Series A, Convertible(8)(9)	$3,297

		$3,297

Chemicals & Plastics — 0.0%
218	Key Plastics, LLC, Series A(5)(8)(9)	$0

		$0

Commercial Services — 0.0%
569	Environmental Systems Products Holdings, Series A(5)(8)(9)	$13,070

		$13,070

Total Preferred Stocks (identified cost $250,408)		$16,367

Warrants — 0.0%

Shares/Rights	Security	Value

Commercial Services — 0.0%
4,437	Citation A14 Expires 4/06/12(5)(8)	$0

6,545	Citation B18 Expires 4/06/12(5)(8)	0

		$0

Diversified Manufacturing — 0.0%
940	Gentek, Inc., Class C Expires 10/31/10(8)(9)	$2,820

		$2,820

Total Warrants (identified cost $0)		$2,820

Short-Term Investments — 1.6%

Interest
(000’s omitted)	Description	Value

$14,977	Cash Management Portfolio, 0.23%(10)	$14,977,324

Total Short-Term Investments (identified cost $14,977,324)		$14,977,324

Total Investments — 131.1% (identified cost $1,921,173,285)		$1,263,852,837

Less Unfunded Loan Commitments — (2.0)%		$(19,222,875)

Net Investments — 129.1% (identified cost $1,901,950,410)		$1,244,629,962

Other Assets, Less Liabilities — (29.1)%		$(280,350,572)

Net Assets — 100.0%		$964,279,390

DIP	- Debtor in Possession

REIT	- Real Estate Investment Trust

EUR	- Euro

GBP	- British Pound Sterling

*	In U.S. dollars unless otherwise indicated.
(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(4)	Defaulted security. Currently the issuer is in default with respect to interest payments.

(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate value of the securities is $2,218,425 or 0.2% of the Portfolio’s net assets.

(7)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2009.

(8)	Non-income producing security.

(9)	Restricted security.

(10)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $44,131.
A summary of financial instruments outstanding at January 31, 2009 is as follows:
Forward Foreign Currency Exchange Contracts
Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)

2/27/09	British Pound Sterling 24,924,035	United States Dollar 35,322,342	$(783,895)

2/27/09	Euro 84,165,086	United States Dollar 110,229,330	2,504,026

			$1,720,131

At January 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,902,127,964
Gross unrealized appreciation	$—
Gross unrealized depreciation	(638,275,127)

Net unrealized depreciation	$(638,275,127)

Restricted Securities
At January 31, 2009, the Portfolio owned the following securities (representing less than 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value

Common Stocks
Environmental Systems Products Holdings, Inc.	10/24/00	1,242	$0	$0
Safelite Realty Corp.	9/29/00 - 11/10/00	20,048	0	0

			$0	$0

Preferred Stocks
Environmental Systems Products Holdings, Series A	10/24/07	569	$9,958	$13,070
Hayes Lemmerz International, Series A, Convertible	6/04/03	445	22,250	3,297
Key Plastics, LLC, Series A	4/26/01	218	218,200	0

			$250,408	$16,367

Warrants
Gentek, Inc., Class C, Expires 10/31/10	11/11/03	940	$0	$2,820

			$0	$2,820

Total Restricted Securities			$250,408	$19,187

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments *
Level 1	Quoted Prices	$15,016,475	$—
Level 2	Other Significant Observable Inputs	1,227,993,100	1,720,131
Level 3	Significant Unobservable Inputs	1,620,387	—

Total		$1,244,629,962	$1,720,131

*	Other financial instruments include forward foreign currency exchange contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of October 31, 2008	$2,663,986
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(923,121)
Net purchases (sales)	5,726
Accrued discount (premium)	—
Net transfers to (from) Level 3	(126,204)

Balance as of January 31, 2009	$1,620,387

Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of reported trades or market quotations provided by independent pricing services, where in the services’ judgment, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
For additional information on the Portfolio’s policy regarding the valuation of other investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Senior Debt Portfolio

By:	/s/ Scott H. Page

Scott H. Page
President

Date:	March 27, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page

Scott H. Page
President

Date:	March 27, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 27, 2009